Income Tax Expenses / (Benefit) (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax losses carried forward	$ 11,734	$ 77,063
Lease liability	14,335	37,293
Deferred tax liabilities
Right-of-use assets	13,334	35,811
Depreciation	11,997
Net deferred tax assets	$ 738	$ 78,545